Schedule of Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Wages and related	$ (606,955)	$ (604,889)
Office Operations	(312,676)	(312,052)
Professional Services	(536,280)	(1,252,543)
Other Operating Expenses	(112,796)	(284,216)
Total Operating Expenses	(1,568,707)	(2,453,700)
Other Expenses / Income
Gain (loss) on extinguishment of debt	(1,842,273)	441,041
Fair value of stock issued for note modification	(449,660)	(168,856)
Interest expense	(446,278)	(203,287)
Total other expenses / income	(2,738,211)	68,898
Net Income (Loss)	$ (4,306,918)	$ (2,384,802)